Summary of significant accounting policies - Business combinations and goodwill - Fair value of the assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Property and equipment		$ 1,371	$ 1,352		$ 171
Intangible assets		17,144	266		76
Right-of-use assets		2,698	2,050	$ 2,275	1,044	$ 71
Indemnification asset		3,267
Trade and other receivables		48,625	45,087		32,974
Cash and cash equivalents		83,704	142,802	99,912	84,557	$ 17,565	$ 3,073
Prepaid tax		3,553	3,137		3,137
Total assets		371,715	312,983		211,554
Liabilities.
Lease liabilities - current		(1,544)	(831)	$ (1,593)	(293)
Trade and other payables		(33,356)	(26,573)		(17,214)
Provisions for non-income tax risks		(1,381)
Tax liability		(3,194)	(814)		(306)
Total liabilities		(510,662)	(474,031)		$ (313,462)
Analysis of cash flows on acquisition:
Goodwill arising on acquisition			$ 1,473
Lightmap Ltd
Assets [Abstract]
Property and equipment	$ 68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,043
Trade and other receivables	2,375
Cash and cash equivalents	1,555
Prepaid tax	383
Total assets	25,318
Liabilities.
Lease liabilities - current	(230)
Trade and other payables	(2,185)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)
Total liabilities	(5,517)
Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	1,555
Consideration to be paid	(55,667)	(55,667)
Cash payable after reporting period	4,090
Net cash flow in acquisition	(50,022)
Total identifiable net assets at fair value	19,801
Goodwill arising on acquisition	47,408	47,408
Purchase consideration transferred	$ 67,209	$ 67,209